Fair Value, Assets and Liabilities Recorded at Fair Value on a Recurring Basis (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets:
Available-for-sale securities	$ 252,007	$ 235,199
Mortgages held for sale	13,879	42,305
Loans held for sale	1	6
Loans	5,995	6,206
MSRs	15,580	11,538
Fair Value Asset derivatives	72,700	85,924
Fair value asset derivatives, netting	(56,894)	(62,108)
Fair Value Asset derivatives, net	15,806	23,816
Liabilities:
Total derivative liabilities	(73,359)	(83,058)
Fair Value Liability Derivatives, netting	63,739	71,116
Fair Value Liability derivatives, net	(9,620)	(11,942)
Interest Rate Contract [Member]
Assets:
Fair Value Asset derivatives	55,846	71,351
Fair value asset derivatives, netting	(48,271)	(53,708)
Fair Value Asset derivatives, net	7,575	17,643
Liabilities:
Total derivative liabilities	(56,538)	(68,695)
Fair Value Liability Derivatives, netting	53,902	62,559
Fair Value Liability derivatives, net	(2,636)	(6,136)
Commodity Contract [Member]
Assets:
Fair Value Asset derivatives	2,673	3,456
Fair value asset derivatives, netting	(659)	(1,080)
Fair Value Asset derivatives, net	2,014	2,376
Liabilities:
Total derivative liabilities	(2,603)	(3,590)
Fair Value Liability Derivatives, netting	952	1,394
Fair Value Liability derivatives, net	(1,651)	(2,196)
Equity Contract [Member]
Assets:
Fair Value Asset derivatives	7,824	3,783
Fair value asset derivatives, netting	(3,254)	(2,428)
Fair Value Asset derivatives, net	4,570	1,355
Liabilities:
Total derivative liabilities	(7,794)	(4,164)
Fair Value Liability Derivatives, netting	3,502	2,618
Fair Value Liability derivatives, net	(4,292)	(1,546)
Foreign Exchange Contract [Member]
Assets:
Fair Value Asset derivatives	4,843	5,524
Fair value asset derivatives, netting	(3,567)	(3,449)
Fair Value Asset derivatives, net	1,276	2,075
Liabilities:
Total derivative liabilities	(4,508)	(3,579)
Fair Value Liability Derivatives, netting	3,652	1,804
Fair Value Liability derivatives, net	(856)	(1,775)
Other Contract [Member]
Assets:
Fair Value Asset derivatives	13
Fair value asset derivatives, netting	0
Fair Value Asset derivatives, net	13
Liabilities:
Total derivative liabilities	(16)	(78)
Fair Value Liability Derivatives, netting	0	0
Fair Value Liability derivatives, net	(16)	(78)
Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	43,136	36,055
Trading assets (excluding derivatives)	48,371	39,168
Available-for-sale securities	252,007	235,199
Mortgages held for sale	13,879	42,305
Loans held for sale	1	6
Loans	5,995	6,206
MSRs	15,580	11,538
Fair value asset derivatives, netting	(56,894)	(62,108)
Fair Value Asset derivatives, net	15,806	23,816
Other Assets, Excluding Derivatives	1,503	421
Total assets recorded at fair value	353,142	358,659
Liabilities:
Fair Value Liability Derivatives, netting	63,739	71,116
Fair Value Liability derivatives, net	(9,620)	(11,942)
Total short sale liabilities	(13,012)	(10,365)
Other Liabilities, Excluding Derivatives and Short Sale Liabilities	(39)	(83)
Total liabilities recorded at fair value	(22,671)	(22,390)
Fair Value, Measurements, Recurring [Member] | Interest Rate Contract [Member]
Assets:
Fair Value Asset derivatives	55,846	71,351
Liabilities:
Total derivative liabilities	(56,538)	(68,695)
Fair Value, Measurements, Recurring [Member] | Commodity Contract [Member]
Assets:
Fair Value Asset derivatives	2,673	3,456
Liabilities:
Total derivative liabilities	(2,603)	(3,590)
Fair Value, Measurements, Recurring [Member] | Equity Contract [Member]
Assets:
Fair Value Asset derivatives	7,824	3,783
Liabilities:
Total derivative liabilities	(7,794)	(4,164)
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member]
Assets:
Fair Value Asset derivatives	4,843	5,524
Liabilities:
Total derivative liabilities	(4,508)	(3,579)
Fair Value, Measurements, Recurring [Member] | Credit Contract [Member]
Assets:
Fair Value Asset derivatives	1,501	1,810
Liabilities:
Total derivative liabilities	(1,900)	(2,952)
Fair Value, Measurements, Recurring [Member] | Other Contract [Member]
Assets:
Fair Value Asset derivatives	13	0
Liabilities:
Total derivative liabilities	(16)	(78)
Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	248,622	232,414
Trading Account Assets Other [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading assets (excluding derivatives)	5,235	3,113
US Treasury And Government [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	11,970	8,878
Available-for-sale securities	6,280	7,146
Liabilities:
Total short sale liabilities	(6,374)	(5,100)
US States And Political Subdivisions [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	2,082	1,633
Available-for-sale securities	42,536	38,676
Liabilities:
Total short sale liabilities	(24)	(9)
Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	14,609	13,386
Available-for-sale securities	148,791	133,184
Mortgage Backed Securities Issued By US Government Sponsored Enterprises [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	117,591	97,285
Residential Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	12,453	15,931
Commercial Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	18,747	19,968
Collateralized loan and other debt obligations [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	753	742
Available-for-sale securities	20,159	13,188
Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	7,105	6,716
Available-for-sale securities	21,227	21,333
Liabilities:
Total short sale liabilities	(4,683)	(3,941)
Total asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	609	860
Available-for-sale securities	9,590	17,957
Auto loans and leases [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	513	5,928
Home Equity Loans [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	843	918
Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	8,234	11,111
Other Debt Securities, Excluding Asset Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	39	930
Short sale liabilities [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Total short sale liabilities	(95)	(47)
Equity Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	6,008	3,840
Available-for-sale securities	3,385	2,785
Liabilities:
Total short sale liabilities	(1,836)	(1,268)
Perpetual Preferred Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	1,865	2,176
Other marketable equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	1,520	609
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	14,209	8,585
Trading assets (excluding derivatives)	16,903	10,735
Available-for-sale securities	2,689	2,223
Mortgages held for sale	0	0
Loans held for sale	0	0
Loans	0	0
MSRs	0	0
Fair value asset derivatives, netting	0	0
Fair Value Asset derivatives, net	1,602	467
Other Assets, Excluding Derivatives	0	136
Total assets recorded at fair value	21,194	13,561
Liabilities:
Fair Value Liability Derivatives, netting	0	0
Fair Value Liability derivatives, net	(550)	(274)
Total short sale liabilities	(6,099)	(5,458)
Other Liabilities, Excluding Derivatives and Short Sale Liabilities	0	0
Total liabilities recorded at fair value	(6,649)	(5,732)
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Contract [Member]
Assets:
Fair Value Asset derivatives	36	16
Liabilities:
Total derivative liabilities	(26)	(52)
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Commodity Contract [Member]
Assets:
Fair Value Asset derivatives	0	0
Liabilities:
Total derivative liabilities	0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Equity Contract [Member]
Assets:
Fair Value Asset derivatives	1,522	432
Liabilities:
Total derivative liabilities	(449)	(199)
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member]
Assets:
Fair Value Asset derivatives	44	19
Liabilities:
Total derivative liabilities	(75)	(23)
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Credit Contract [Member]
Assets:
Fair Value Asset derivatives	0	0
Liabilities:
Total derivative liabilities	0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Other Contract [Member]
Assets:
Fair Value Asset derivatives	0	0
Liabilities:
Total derivative liabilities	0	0
Fair Value, Inputs, Level 1 [Member] | Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	670	1,040
Fair Value, Inputs, Level 1 [Member] | Trading Account Assets Other [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading assets (excluding derivatives)	2,694	2,150
Fair Value, Inputs, Level 1 [Member] | US Treasury And Government [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	8,301	5,104
Available-for-sale securities	557	915
Liabilities:
Total short sale liabilities	(4,311)	(4,225)
Fair Value, Inputs, Level 1 [Member] | US States And Political Subdivisions [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Available-for-sale securities	0	0
Liabilities:
Total short sale liabilities	0	0
Fair Value, Inputs, Level 1 [Member] | Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Available-for-sale securities	0	0
Fair Value, Inputs, Level 1 [Member] | Mortgage Backed Securities Issued By US Government Sponsored Enterprises [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	0	0
Fair Value, Inputs, Level 1 [Member] | Residential Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	0	0
Fair Value, Inputs, Level 1 [Member] | Commercial Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	0	0
Fair Value, Inputs, Level 1 [Member] | Collateralized loan and other debt obligations [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Available-for-sale securities	0	0
Fair Value, Inputs, Level 1 [Member] | Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Available-for-sale securities	113	125
Liabilities:
Total short sale liabilities	0	0
Fair Value, Inputs, Level 1 [Member] | Total asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Available-for-sale securities	0	0
Fair Value, Inputs, Level 1 [Member] | Auto loans and leases [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	0	0
Fair Value, Inputs, Level 1 [Member] | Home Equity Loans [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	0	0
Fair Value, Inputs, Level 1 [Member] | Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	0	0
Fair Value, Inputs, Level 1 [Member] | Other Debt Securities, Excluding Asset Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	0	0
Fair Value, Inputs, Level 1 [Member] | Short sale liabilities [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Total short sale liabilities	0	0
Fair Value, Inputs, Level 1 [Member] | Equity Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	5,908	3,481
Available-for-sale securities	2,019	1,183
Liabilities:
Total short sale liabilities	(1,788)	(1,233)
Fair Value, Inputs, Level 1 [Member] | Perpetual Preferred Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	508	629
Fair Value, Inputs, Level 1 [Member] | Other marketable equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	1,511	554
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	28,158	26,483
Trading assets (excluding derivatives)	30,645	27,370
Available-for-sale securities	241,323	205,537
Mortgages held for sale	11,505	39,055
Loans held for sale	1	6
Loans	272	185
MSRs	0	0
Fair value asset derivatives, netting	0	0
Fair Value Asset derivatives, net	67,925	83,051
Other Assets, Excluding Derivatives	0	123
Total assets recorded at fair value	351,671	355,327
Liabilities:
Fair Value Liability Derivatives, netting	0	0
Fair Value Liability derivatives, net	(69,171)	(79,729)
Total short sale liabilities	(6,913)	(4,907)
Other Liabilities, Excluding Derivatives and Short Sale Liabilities	0	(34)
Total liabilities recorded at fair value	(76,084)	(84,670)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Contract [Member]
Assets:
Fair Value Asset derivatives	55,466	70,277
Liabilities:
Total derivative liabilities	(56,128)	(68,244)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Commodity Contract [Member]
Assets:
Fair Value Asset derivatives	2,667	3,386
Liabilities:
Total derivative liabilities	(2,587)	(3,541)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Equity Contract [Member]
Assets:
Fair Value Asset derivatives	4,221	2,747
Liabilities:
Total derivative liabilities	(5,218)	(3,239)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member]
Assets:
Fair Value Asset derivatives	4,789	5,481
Liabilities:
Total derivative liabilities	(4,432)	(3,553)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Credit Contract [Member]
Assets:
Fair Value Asset derivatives	782	1,160
Liabilities:
Total derivative liabilities	(806)	(1,152)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Other Contract [Member]
Assets:
Fair Value Asset derivatives	0	0
Liabilities:
Total derivative liabilities	0	0
Fair Value, Inputs, Level 2 [Member] | Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	240,686	204,729
Fair Value, Inputs, Level 2 [Member] | Trading Account Assets Other [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading assets (excluding derivatives)	2,487	887
Fair Value, Inputs, Level 2 [Member] | US Treasury And Government [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	3,669	3,774
Available-for-sale securities	5,723	6,231
Liabilities:
Total short sale liabilities	(2,063)	(875)
Fair Value, Inputs, Level 2 [Member] | US States And Political Subdivisions [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	2,043	1,587
Available-for-sale securities	39,322	35,045
Liabilities:
Total short sale liabilities	(24)	(9)
Fair Value, Inputs, Level 2 [Member] | Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	14,608	13,380
Available-for-sale securities	148,589	132,887
Fair Value, Inputs, Level 2 [Member] | Mortgage Backed Securities Issued By US Government Sponsored Enterprises [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	117,591	97,285
Fair Value, Inputs, Level 2 [Member] | Residential Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	12,389	15,837
Fair Value, Inputs, Level 2 [Member] | Commercial Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	18,609	19,765
Fair Value, Inputs, Level 2 [Member] | Collateralized loan and other debt obligations [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	212	0
Available-for-sale securities	18,739	0
Fair Value, Inputs, Level 2 [Member] | Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	7,052	6,664
Available-for-sale securities	20,833	20,934
Liabilities:
Total short sale liabilities	(4,683)	(3,941)
Fair Value, Inputs, Level 2 [Member] | Total asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	487	722
Available-for-sale securities	7,441	8,702
Fair Value, Inputs, Level 2 [Member] | Auto loans and leases [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	21	7
Fair Value, Inputs, Level 2 [Member] | Home Equity Loans [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	843	867
Fair Value, Inputs, Level 2 [Member] | Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	6,577	7,828
Fair Value, Inputs, Level 2 [Member] | Other Debt Securities, Excluding Asset Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	39	930
Fair Value, Inputs, Level 2 [Member] | Short sale liabilities [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Total short sale liabilities	(95)	(47)
Fair Value, Inputs, Level 2 [Member] | Equity Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	87	356
Available-for-sale securities	637	808
Liabilities:
Total short sale liabilities	(48)	(35)
Fair Value, Inputs, Level 2 [Member] | Perpetual Preferred Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	628	753
Fair Value, Inputs, Level 2 [Member] | Other marketable equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	9	55
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	769	987
Trading assets (excluding derivatives)	823	1,063
Available-for-sale securities	7,995	27,439
Mortgages held for sale	2,374	3,250
Loans held for sale	0	0
Loans	5,723	6,021
MSRs	15,580	11,538
Fair value asset derivatives, netting	0	0
Fair Value Asset derivatives, net	3,173	2,406
Other Assets, Excluding Derivatives	1,503	162
Total assets recorded at fair value	37,171	51,879
Liabilities:
Fair Value Liability Derivatives, netting	0	0
Fair Value Liability derivatives, net	(3,638)	(3,055)
Total short sale liabilities	0	0
Other Liabilities, Excluding Derivatives and Short Sale Liabilities	(39)	(49)
Total liabilities recorded at fair value	(3,677)	(3,104)
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Contract [Member]
Assets:
Fair Value Asset derivatives	344	1,058
Liabilities:
Total derivative liabilities	(384)	(399)
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Commodity Contract [Member]
Assets:
Fair Value Asset derivatives	6	70
Liabilities:
Total derivative liabilities	(16)	(49)
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Equity Contract [Member]
Assets:
Fair Value Asset derivatives	2,081	604
Liabilities:
Total derivative liabilities	(2,127)	(726)
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member]
Assets:
Fair Value Asset derivatives	10	24
Liabilities:
Total derivative liabilities	(1)	(3)
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Credit Contract [Member]
Assets:
Fair Value Asset derivatives	719	650
Liabilities:
Total derivative liabilities	(1,094)	(1,800)
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Other Contract [Member]
Assets:
Fair Value Asset derivatives	13	0
Liabilities:
Total derivative liabilities	(16)	(78)
Fair Value, Inputs, Level 3 [Member] | Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	7,266	26,645
Fair Value, Inputs, Level 3 [Member] | Trading Account Assets Other [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading assets (excluding derivatives)	54	76
Fair Value, Inputs, Level 3 [Member] | US Treasury And Government [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Available-for-sale securities	0	0
Liabilities:
Total short sale liabilities	0	0
Fair Value, Inputs, Level 3 [Member] | US States And Political Subdivisions [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	39	46
Available-for-sale securities	3,214	3,631
Liabilities:
Total short sale liabilities	0	0
Fair Value, Inputs, Level 3 [Member] | Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	1	6
Available-for-sale securities	202	297
Fair Value, Inputs, Level 3 [Member] | Mortgage Backed Securities Issued By US Government Sponsored Enterprises [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	0	0
Fair Value, Inputs, Level 3 [Member] | Residential Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	64	94
Fair Value, Inputs, Level 3 [Member] | Commercial Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	138	203
Fair Value, Inputs, Level 3 [Member] | Collateralized loan and other debt obligations [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	541	742
Available-for-sale securities	1,420	13,188
Fair Value, Inputs, Level 3 [Member] | Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	53	52
Available-for-sale securities	281	274
Liabilities:
Total short sale liabilities	0	0
Fair Value, Inputs, Level 3 [Member] | Total asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	122	138
Available-for-sale securities	2,149	9,255
Fair Value, Inputs, Level 3 [Member] | Auto loans and leases [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	492	5,921
Fair Value, Inputs, Level 3 [Member] | Home Equity Loans [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	0	51
Fair Value, Inputs, Level 3 [Member] | Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	1,657	3,283
Fair Value, Inputs, Level 3 [Member] | Other Debt Securities, Excluding Asset Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	0	0
Fair Value, Inputs, Level 3 [Member] | Short sale liabilities [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Total short sale liabilities	0	0
Fair Value, Inputs, Level 3 [Member] | Equity Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	13	3
Available-for-sale securities	729	794
Liabilities:
Total short sale liabilities	0	0
Fair Value, Inputs, Level 3 [Member] | Perpetual Preferred Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	729	794
Fair Value, Inputs, Level 3 [Member] | Other marketable equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	0	0
Netting [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Trading assets (excluding derivatives)	0	0
Available-for-sale securities	0	0
Mortgages held for sale	0	0
Loans held for sale	0	0
Loans	0	0
MSRs	0	0
Fair value asset derivatives, netting	(56,894)	(62,108)
Fair Value Asset derivatives, net	(56,894)	(62,108)
Other Assets, Excluding Derivatives	0	0
Total assets recorded at fair value	(56,894)	(62,108)
Liabilities:
Fair Value Liability Derivatives, netting	63,739	71,116
Fair Value Liability derivatives, net	63,739	71,116
Total short sale liabilities	0	0
Other Liabilities, Excluding Derivatives and Short Sale Liabilities	0	0
Total liabilities recorded at fair value	63,739	71,116
Netting [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Contract [Member]
Assets:
Fair Value Asset derivatives	0	0
Liabilities:
Total derivative liabilities	0	0
Netting [Member] | Fair Value, Measurements, Recurring [Member] | Commodity Contract [Member]
Assets:
Fair Value Asset derivatives	0	0
Liabilities:
Total derivative liabilities	0	0
Netting [Member] | Fair Value, Measurements, Recurring [Member] | Equity Contract [Member]
Assets:
Fair Value Asset derivatives	0	0
Liabilities:
Total derivative liabilities	0	0
Netting [Member] | Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member]
Assets:
Fair Value Asset derivatives	0	0
Liabilities:
Total derivative liabilities	0	0
Netting [Member] | Fair Value, Measurements, Recurring [Member] | Credit Contract [Member]
Assets:
Fair Value Asset derivatives	0	0
Liabilities:
Total derivative liabilities	0	0
Netting [Member] | Fair Value, Measurements, Recurring [Member] | Other Contract [Member]
Assets:
Fair Value Asset derivatives	0	0
Liabilities:
Total derivative liabilities	0	0
Netting [Member] | Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	0	0
Netting [Member] | Trading Account Assets Other [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading assets (excluding derivatives)	0	0
Netting [Member] | US Treasury And Government [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Available-for-sale securities	0	0
Liabilities:
Total short sale liabilities	0	0
Netting [Member] | US States And Political Subdivisions [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Available-for-sale securities	0	0
Liabilities:
Total short sale liabilities	0	0
Netting [Member] | Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Available-for-sale securities	0	0
Netting [Member] | Mortgage Backed Securities Issued By US Government Sponsored Enterprises [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	0	0
Netting [Member] | Residential Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	0	0
Netting [Member] | Commercial Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	0	0
Netting [Member] | Collateralized loan and other debt obligations [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Available-for-sale securities	0	0
Netting [Member] | Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Available-for-sale securities	0	0
Liabilities:
Total short sale liabilities	0	0
Netting [Member] | Total asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Available-for-sale securities	0	0
Netting [Member] | Auto loans and leases [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	0	0
Netting [Member] | Home Equity Loans [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	0	0
Netting [Member] | Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	0	0
Netting [Member] | Other Debt Securities, Excluding Asset Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	0	0
Netting [Member] | Short sale liabilities [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Total short sale liabilities	0	0
Netting [Member] | Equity Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Available-for-sale securities	0	0
Liabilities:
Total short sale liabilities	0	0
Netting [Member] | Perpetual Preferred Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	0	0
Netting [Member] | Other marketable equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	$ 0	$ 0